UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	3/31

Date of reporting period:	12/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

COMMON STOCKS — 98.68%	Shares	Fair Value
Communication Services — 2.32%
John Wiley & Sons, Inc., Class A	96,850	$4,699,162
Scholastic Corporation	67,965	2,613,254
		7,312,416
Consumer Discretionary — 12.40%
American Eagle Outfitters, Inc.	274,830	4,040,001
Cooper Tire & Rubber Company	136,265	3,917,619
Del Taco Restaurants, Inc.(a)	331,320	2,619,085
Flexsteel Industries, Inc.	86,595	1,724,972
G-III Apparel Group Ltd.(a)	127,965	4,286,827
Hooker Furniture Corporation	126,280	3,244,134
iRobot Corporation(a)	30,440	1,541,177
Movado Group, Inc.	159,420	3,465,791
Penske Automotive Group, Inc.	104,750	5,260,545
Ruth's Hospitality Group, Inc.	143,960	3,133,289
Thor Industries, Inc.	77,820	5,781,248
		39,014,688
Consumer Staples — 5.48%
Andersons, Inc. (The)	186,280	4,709,158
Cal-Maine Foods, Inc.	170,420	7,285,455
Weis Markets, Inc.	129,897	5,259,530
		17,254,143
Energy — 6.00%
Berry Petroleum Corporation	328,485	3,097,614
Cactus, Inc., Class A	90,305	3,099,268
Magnolia Oil & Gas Corporation(a)	247,160	3,109,273
RPC, Inc.	922,895	4,835,969
SRC Energy, Inc.(a)	1,150,223	4,738,919
		18,881,043
Financials — 25.54%
American National Insurance Company	40,090	4,717,791
Argo Group International Holdings Ltd.	85,245	5,604,858
Bryn Mawr Bank Corporation	118,032	4,867,640
Cadence Bancorporation	237,440	4,304,787
First Financial Bancorp	176,697	4,495,172
First Merchants Corporation	82,827	3,444,775
Granite Point Mortgage Trust, Inc.	253,165	4,653,173
Houlihan Lokey, Inc.	132,690	6,484,560
MFA Financial, Inc.	562,280	4,301,442
Northwest Bancshares, Inc.	179,600	2,986,748
PJT Partners, Inc., Class A	105,290	4,751,738
ProAssurance Corporation	124,590	4,502,683
Renasant Corporation	80,317	2,844,828
Safety Insurance Group, Inc.	42,455	3,928,361
Stewart Information Services Corporation	95,905	3,911,965
UMB Financial Corporation	77,210	5,299,693
Valley National Bancorp	337,277	3,861,822
Washington Federal, Inc.	61,285	2,246,095

See accompanying notes which are an integral part of this schedule of investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2019 (Unaudited)

COMMON STOCKS — 98.68% - continued	Shares	Fair Value
Financials — 25.54% - continued
White Mountains Insurance Group Ltd.	2,810	$3,134,583
		80,342,714
Health Care — 2.31%
National HealthCare Corporation	46,505	4,019,427
Supernus Pharmaceuticals, Inc.(a)	137,280	3,256,282
		7,275,709
Industrials — 22.97%
Apogee Enterprises, Inc.	177,305	5,762,412
Argan, Inc.	156,980	6,301,177
Astec Industries, Inc.	83,490	3,506,580
Blue Bird Corporation(a)	173,985	3,987,736
Colfax Corporation(a)	76,065	2,767,245
EnPro Industries, Inc.	55,680	3,723,878
Forward Air Corporation	45,355	3,172,582
Greenbrier Companies, Inc. (The)	108,460	3,517,358
Heartland Express, Inc.	165,020	3,473,671
Hillenbrand, Inc.	121,256	4,039,037
Knoll, Inc.	89,630	2,264,054
Korn Ferry	113,120	4,796,288
Primoris Services Corporation	123,986	2,757,449
Regal Beloit Corporation	45,355	3,882,842
Resideo Technologies, Inc.(a)	266,190	3,175,647
Ryder System, Inc.	58,045	3,152,424
Terex Corporation	104,950	3,125,411
Valmont Industries, Inc.	22,140	3,316,129
WESCO International, Inc.(a)	93,745	5,567,516
		72,289,436
Information Technology — 6.68%
Insight Enterprises, Inc.(a)	91,385	6,423,452
InterDigital, Inc.	133,030	7,248,805
MTS Systems Corporation	153,289	7,362,470
		21,034,727
Materials — 6.39%
Domtar Corporation	147,200	5,628,928
GCP Applied Technologies, Inc.(a)	139,170	3,160,551
Sensient Technologies Corporation	59,665	3,943,260
Silgan Holdings, Inc.	58,180	1,808,234
Valvoline, Inc.	259,645	5,558,999
		20,099,972
Real Estate — 5.75%
Columbia Property Trust, Inc.	347,655	7,269,466
Corepoint Lodging, Inc.	410,560	4,384,781
Equity Commonwealth	196,200	6,441,246
		18,095,493
Utilities — 2.84%
Avista Corporation	92,060	4,427,165

See accompanying notes which are an integral part of this schedule of investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2019 (Unaudited)

COMMON STOCKS — 98.68% - continued	Shares	Fair Value
Utilities — 2.84% - continued
NorthWestern Corporation	62,835	$4,503,385
		8,930,550
Total Common Stocks (Cost $294,474,246)		310,530,891

MONEY MARKET FUNDS - 2.51%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.53%(b)	7,914,354	7,914,354

Total Money Market Funds (Cost $7,914,354)		7,914,354

Total Investments — 101.19% (Cost $302,388,600)		318,445,245

Liabilities in Excess of Other Assets — (1.19)%		(3,740,340)

NET ASSETS — 100.00%		$314,704,905

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of December 31, 2019, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$13,401,094
Gross unrealized depreciation	(4,946,040)
Net unrealized appreciation/(depreciation) on investments	$8,455,054
Tax cost of investments	$309,990,191

See accompanying notes which are an integral part of this schedule of investments.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

COMMON STOCKS — 97.06%	Shares	Fair Value
Communication Services — 1.73%
Interpublic Group of Companies, Inc. (The)	36,560	$844,536

Consumer Discretionary — 7.85%
Aptiv plc	8,481	805,441
Carter's, Inc.	7,704	842,355
Cracker Barrel Old Country Store, Inc.	3,784	581,752
Genuine Parts Company	7,771	825,513
Gildan Activewear, Inc.	26,073	769,936
		3,824,997
Consumer Staples — 8.19%
Conagra Brands, Inc.	28,271	967,999
J.M. Smucker Company (The)	9,258	964,036
Lamb Weston Holdings, Inc.	11,759	1,011,627
US Foods Holding Corporation(a)	24,970	1,045,993
		3,989,655
Energy — 4.35%
Apergy Corporation(a)	16,005	540,649
Diamondback Energy, Inc.	8,312	771,852
Noble Energy, Inc.	32,572	809,089
		2,121,590
Financials — 19.56%
Ameriprise Financial, Inc.	5,035	838,730
Blackstone Mortgage Trust, Inc., Class A	19,665	731,931
Commerce Bancshares, Inc.	12,026	817,046
Globe Life, Inc.	7,265	764,641
Hanover Insurance Group, Inc. (The)	6,251	854,324
M&T Bank Corporation	4,088	693,938
Northern Trust Corporation	9,731	1,033,822
Regions Financial Corporation	46,933	805,370
Reinsurance Group of America, Inc.	4,460	727,248
UMB Financial Corporation	12,434	853,471
Unum Group	23,348	680,828
W.R. Berkley Corporation	10,517	726,725
		9,528,074
Health Care — 7.07%
Encompass Health Corporation	12,569	870,655
Quest Diagnostics, Inc.	6,994	746,889
Universal Health Services, Inc., Class B	6,217	891,890
Zimmer Biomet Holdings, Inc.	6,251	935,650
		3,445,084
Industrials — 17.44%
Crane Company	8,481	732,589
Curtiss-Wright Corporation	5,203	733,051
Hubbell, Inc.	5,609	829,122
ITT, Inc.	12,198	901,554
Kansas City Southern	5,372	822,776
KAR Auction Services, Inc.	28,180	614,042
Masco Corporation	18,111	869,147

See accompanying notes which are an integral part of this schedule of investments.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2019 (Unaudited)

COMMON STOCKS — 97.06% - continued	Shares	Fair Value
Industrials — 17.44% - continued
Parker-Hannifin Corporation	3,582	$737,247
Patrick Industries, Inc.	13,853	726,313
Republic Services, Inc.	8,718	781,395
Snap-on, Inc.	4,426	749,764
		8,497,000
Information Technology — 8.65%
Amdocs Ltd.	11,421	824,482
Arrow Electronics, Inc.(a)	10,508	890,447
KLA Corporation	5,339	951,250
Science Applications International Corporation	8,650	752,723
Vishay Intertechnology, Inc.	37,337	794,905
		4,213,807
Materials — 7.93%
Eastman Chemical Company	9,968	790,064
International Flavors & Fragrances, Inc.	6,251	806,503
International Paper Company	16,421	756,187
Nucor Corporation	12,817	721,341
Sealed Air Corporation	19,884	791,980
		3,866,075
Real Estate — 7.26%
Essex Property Trust, Inc.	3,210	965,761
Healthcare Trust of America, Inc., Class A	28,180	853,290
Highwoods Properties, Inc.	20,003	978,346
Host Hotels & Resorts, Inc.	39,905	740,238
		3,537,635
Utilities — 7.03%
Ameren Corporation	11,454	879,667
Atmos Energy Corporation	7,602	850,360
CMS Energy Corporation	13,392	841,553
Pinnacle West Capital Corporation	9,503	854,605
		3,426,185
Total Common Stocks (Cost $38,823,284)		47,294,638

MONEY MARKET FUNDS - 2.82%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.53%(b)	1,375,398	1,375,398

Total Money Market Funds (Cost $1,375,398)		1,375,398

Total Investments — 99.88% (Cost $40,198,682)		48,670,036

Other Assets in Excess of Liabilities — 0.12%		57,307

NET ASSETS — 100.00%		$48,727,343

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of December 31, 2019, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$8,566,831
Gross unrealized depreciation	(95,890)
Net unrealized appreciation/(depreciation) on investments	$8,470,941
Tax cost of investments	$40,199,095

See accompanying notes which are an integral part of this schedule of investments.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2019

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Dean Funds

Related Notes to the Schedule of Investments - continued

December 31, 2019

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Dean Investment Associates, LLC (“Adviser”) and/or Dean Capital Management, LLC (“Sub-Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser and/or Sub-Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser and/or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser and/or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2019 in valuing the Funds’ investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks(a)	$310,530,891	$-	$-	$310,530,891
Money Market Funds	7,914,354	-	-	7,914,354
Total	$318,445,245	$-	$-	$318,445,245

Mid Cap Fund
Assets
Common Stocks(a)	$47,294,638	$-	$-	$47,294,638
Money Market Funds	1,375,398	-	-	1,375,398
Total	$48,670,036	$-	$-	$48,670,036

(a)	Refer to the schedule of investments for sector classifications

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	2/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	2/28/2020

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/28/2020